Label	Element	Value
Innovator U.S. Equity Accelerated ETF® - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.77 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.90%
Innovator U.S. Equity Accelerated ETF® - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Innovator U.S. Equity Accelerated ETF® - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $617.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)